LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
2021	$ 170
2022	129
2023	28
Total undiscounted lease payments	327
Less - interest	(15)
Present value of lease liabilities	$ 312	$ 399